J.P. Morgan Series Trust
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan Global 50 Fund, dated March 1, 2000

The address of the Shareholder Servicing Agent shown under the heading "Your Investment" is changed. The new address is:

     Morgan  Christiana  Center
     J.P.  Morgan Funds Services -2/OPS3
      500 Stanton Christiana Road Newark, DE 19713
          1-800-521-5411